Outstanding Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2011
Loans and Leases Receivable, Net of Deferred Income [Abstract]
Loans And Leases Outstanding [Table Text Block]
The following tables present total outstanding loans and leases and an aging analysis at December 31, 2011 and 2010.
The Legacy Assets & Servicing portfolio, as shown in the table below, is a separately managed legacy mortgage portfolio. Legacy Assets & Servicing, which was created on January 1, 2011 in connection with the re-alignment of the Consumer Real Estate Services (CRES) business segment, is responsible for servicing loans on its balance sheet and for others including loans held in other business segments and All Other. This includes servicing and managing the runoff and exposures related to selected residential mortgages and home equity loans, including discontinued real estate products, Countrywide PCI loans and certain loans that met a pre-defined delinquency status or probability of default threshold as of January 1, 2011. Since making the determination of the pool of loans to be included in the Legacy Assets & Servicing portfolio, the criteria have not changed for this portfolio; however, the criteria will continue to be evaluated over time.

	December 31, 2011
(Dollars in millions)	30-59 Days Past Due (1)	60-89 Days Past Due (1)	90 Days or More Past Due (2)	Total Past Due 30 Days or More	Total Current or Less Than 30 Days Past Due (3)	Purchased Credit-impaired (4)	Loans Accounted for Under the Fair Value Option	Total Outstandings
Home loans
Core portfolio
Residential mortgage (5)	$2,151	$751	$3,017	$5,919	$172,418	$—		$178,337
Home equity	260	155	429	844	66,211	—		67,055
Legacy Assets & Servicing portfolio
Residential mortgage	3,195	2,174	32,167	37,536	36,451	9,966		83,953
Home equity	845	508	1,735	3,088	42,578	11,978		57,644
Discontinued real estate (6)	65	24	351	440	798	9,857		11,095
Credit card and other consumer
U.S. credit card	981	772	2,070	3,823	98,468	—		102,291
Non-U.S. credit card	148	120	342	610	13,808	—		14,418
Direct/Indirect consumer (7)	805	338	779	1,922	87,791	—		89,713
Other consumer (8)	55	21	17	93	2,595	—		2,688
Total consumer loans	8,505	4,863	40,907	54,275	521,118	31,801		607,194
Consumer loans accounted for under the fair value option (9)							$2,190	2,190
Total consumer	8,505	4,863	40,907	54,275	521,118	31,801	2,190	609,384
Commercial
U.S. commercial	272	83	2,249	2,604	177,344	—		179,948
Commercial real estate (10)	133	44	3,887	4,064	35,532	—		39,596
Commercial lease financing	78	13	40	131	21,858	—		21,989
Non-U.S. commercial	24	—	143	167	55,251	—		55,418
U.S. small business commercial	142	100	331	573	12,678	—		13,251
Total commercial loans	649	240	6,650	7,539	302,663	—		310,202
Commercial loans accounted for under the fair value option (9)							6,614	6,614
Total commercial	649	240	6,650	7,539	302,663	—	6,614	316,816
Total loans and leases	$9,154	$5,103	$47,557	$61,814	$823,781	$31,801	$8,804	$926,200
Percentage of outstandings	0.99%	0.55%	5.13%	6.67%	88.95%	3.43%	0.95%

(1)
Home loans includes $3.6 billion of fully-insured loans, $770 million of nonperforming loans and $119 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.

(2)
Home loans includes $21.2 billion of fully-insured loans and $378 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.

(3)	Home loans includes $1.8 billion of nonperforming loans as all principal and interest are not current or the loans are TDRs that have not demonstrated sustained repayment performance.

(4)	PCI loan amounts are shown gross of the valuation allowance.

(5)	Total outstandings includes non-U.S. residential mortgages of $85 million at December 31, 2011.

(6)	Total outstandings includes $9.9 billion of pay option loans and $1.2 billion of subprime loans at December 31, 2011. The Corporation no longer originates these products.

(7)
Total outstandings includes dealer financial services loans of $43.0 billion, consumer lending loans of $8.0 billion, U.S. securities-based lending margin loans of $23.6 billion, student loans of $6.0 billion, non-U.S. consumer loans of $7.6 billion and other consumer loans of $1.5 billion at December 31, 2011.

(8)	Total outstandings includes consumer finance loans of $1.7 billion, other non-U.S. consumer loans of $929 million and consumer overdrafts of $103 million at December 31, 2011.

(9)
Certain consumer loans are accounted for under the fair value option and include residential mortgage loans of $906 million and discontinued real estate loans of $1.3 billion at December 31, 2011. Certain commercial loans are accounted for under the fair value option and include U.S. commercial loans of $2.2 billion and non-U.S. commercial loans of $4.4 billion at December 31, 2011. See Note 22 – Fair Value Measurements and Note 23 – Fair Value Option for additional information.

(10)	Total outstandings includes U.S. commercial real estate loans of $37.8 billion and non-U.S. commercial real estate loans of $1.8 billion at December 31, 2011.

	December 31, 2010
(Dollars in millions)	30-59 Days Past Due (1)	60-89 Days Past Due (1)	90 Days or More Past Due (2)	Total Past Due 30 Days or More	Total Current or Less Than 30 Days Past Due (3)	Purchased Credit-impaired (4)	Loans Accounted for Under the Fair Value Option	Total Outstandings
Home loans
Core portfolio
Residential mortgage (5)	$1,160	$236	$1,255	$2,651	$164,276	$—		$166,927
Home equity	186	12	105	303	71,216	—		71,519
Legacy Assets & Servicing portfolio
Residential mortgage	3,999	2,879	31,985	38,863	41,591	10,592		91,046
Home equity	1,096	792	2,186	4,074	49,798	12,590		66,462
Discontinued real estate (6)	68	39	419	526	930	11,652		13,108
Credit card and other consumer
U.S. credit card	1,398	1,195	3,320	5,913	107,872	—		113,785
Non-U.S. credit card	439	316	599	1,354	26,111	—		27,465
Direct/Indirect consumer (7)	1,086	522	1,104	2,712	87,596	—		90,308
Other consumer (8)	65	25	50	140	2,690	—		2,830
Total consumer	9,497	6,016	41,023	56,536	552,080	34,834		643,450
Commercial
U.S. commercial	432	222	3,689	4,343	171,241	2		175,586
Commercial real estate (9)	250	70	5,876	6,196	43,036	161		49,393
Commercial lease financing	82	18	135	235	21,707	—		21,942
Non-U.S. commercial	25	2	239	266	31,722	41		32,029
U.S. small business commercial	189	158	529	876	13,843	—		14,719
Total commercial loans	978	470	10,468	11,916	281,549	204		293,669
Commercial loans accounted for under the fair value option (10)							$3,321	3,321
Total commercial	978	470	10,468	11,916	281,549	204	3,321	296,990
Total loans and leases	$10,475	$6,486	$51,491	$68,452	$833,629	$35,038	$3,321	$940,440
Percentage of outstandings	1.11%	0.69%	5.48%	7.28%	88.64%	3.73%	0.35%

(1)
Home loans includes $2.4 billion of fully-insured loans, $818 million of nonperforming loans and $156 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.

(2)
Home loans includes $16.8 billion of fully-insured loans and $372 million of TDRs that were removed from the Countrywide PCI loan portfolio prior to the adoption of accounting guidance on PCI loans effective January 1, 2010.

(3)	Home loans includes $1.1 billion of nonperforming loans as all principal and interest are not current or the loans are TDRs that have not demonstrated sustained repayment performance.

(4)	PCI loan amounts are shown gross of the valuation allowance and exclude $1.6 billion of PCI home loans from the Merrill Lynch acquisition which are included in their appropriate aging categories.

(5)	Total outstandings includes non-U.S. residential mortgages of $90 million at December 31, 2010.

(6)	Total outstandings includes $11.8 billion of pay option loans and $1.3 billion of subprime loans at December 31, 2010. The Corporation no longer originates these products.

(7)
Total outstandings includes dealer financial services loans of $43.3 billion, consumer lending loans of $12.4 billion, U.S. securities-based lending margin loans of $16.6 billion, student loans of $6.8 billion, non-U.S. consumer loans of $8.0 billion and other consumer loans of $3.2 billion at December 31, 2010.

(8)	Total outstandings includes consumer finance loans of $1.9 billion, other non-U.S. consumer loans of $803 million and consumer overdrafts of $88 million at December 31, 2010.

(9)	Total outstandings includes U.S. commercial real estate loans of $46.9 billion and non-U.S. commercial real estate loans of $2.5 billion at December 31, 2010.

(10)
Certain commercial loans are accounted for under the fair value option and include U.S. commercial loans of $1.6 billion, non-U.S. commercial loans of $1.7 billion and commercial real estate loans of $79 million at December 31, 2010. See Note 22 – Fair Value Measurements and Note 23 – Fair Value Option for additional information.

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

Credit Quality

	Nonperforming Loans and Leases		Accruing Past Due 90 Days or More
	December 31		December 31
(Dollars in millions)	2011	2010	2011	2010
Home loans
Core portfolio
Residential mortgage (1)	$2,414	$1,510	$883	$16
Home equity	439	107	—	—
Legacy Assets & Servicing portfolio
Residential mortgage (1)	13,556	16,181	20,281	16,752
Home equity	2,014	2,587	—	—
Discontinued real estate	290	331	—	—
Credit card and other consumer
U.S. credit card	n/a	n/a	2,070	3,320
Non-U.S. credit card	n/a	n/a	342	599
Direct/Indirect consumer	40	90	746	1,058
Other consumer	15	48	2	2
Total consumer	18,768	20,854	24,324	21,747
Commercial
U.S. commercial	2,174	3,453	75	236
Commercial real estate	3,880	5,829	7	47
Commercial lease financing	26	117	14	18
Non-U.S. commercial	143	233	—	6
U.S. small business commercial	114	204	216	325
Total commercial	6,337	9,836	312	632
Total consumer and commercial	$25,105	$30,690	$24,636	$22,379

(1)
Residential mortgage loans accruing past due 90 days or more are fully-insured loans. At December 31, 2011 and 2010, residential mortgage includes $17.0 billion and $8.3 billion of loans on which interest has been curtailed by the FHA, and therefore are no longer accruing interest, although principal is still insured, and $4.2 billion and $8.5 billion of loans on which interest is still accruing.

n/a = not applicable

Financing Receivable Credit Quality Indicators [Table Text Block]
The following tables present certain credit quality indicators for the Corporation’s home loans, credit card and other consumer loans, and commercial loan portfolio segments, by class of financing receivables, at December 31, 2011 and 2010.

Home Loans - Credit Quality Indicators (1)

	December 31, 2011
(Dollars in millions)	Core Portfolio Residential Mortgage (2)	Legacy Assets & Servicing Residential Mortgage (2)	Countrywide Residential Mortgage PCI	Core Portfolio Home Equity (2)	Legacy Assets & Servicing Home Equity (2)	Countrywide Home Equity PCI	Legacy Assets & Servicing Discontinued Real Estate (2)		Countrywide Discontinued Real Estate PCI
Refreshed LTV (3)
Less than 90 percent	$80,032	$20,450	$3,821	$46,646	$17,354	$2,253	$895		$5,953
Greater than 90 percent but less than 100 percent	11,838	5,847	1,468	6,988	4,995	1,077	122		1,191
Greater than 100 percent	17,673	22,630	4,677	13,421	23,317	8,648	221		2,713
Fully-insured loans (4)	68,794	25,060	—	—	—	—	—		—
Total home loans	$178,337	$73,987	$9,966	$67,055	$45,666	$11,978	$1,238	—	$9,857
Refreshed FICO score
Less than 620	$7,020	$17,337	$3,749	$4,148	$8,990	$3,203	$548		$5,968
Greater than or equal to 620	102,523	31,590	6,217	62,907	36,676	8,775	690		3,889
Fully-insured loans (4)	68,794	25,060	—	—	—	—	—		—
Total home loans	$178,337	$73,987	$9,966	$67,055	$45,666	$11,978	$1,238		$9,857

(1)	Excludes $2.2 billion of loans accounted for under the fair value option.

(2)	Excludes Countrywide PCI loans.

(3)	Refreshed LTV percentages for PCI loans are calculated using the carrying value gross of the related valuation allowance.

(4)	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured.

Credit Card and Other Consumer - Credit Quality Indicators

	December 31, 2011
(Dollars in millions)	U.S. Credit Card	Non-U.S. Credit Card	Direct/Indirect Consumer	Other Consumer (1)
Refreshed FICO score
Less than 620	$8,172	$—	$3,325	$802
Greater than or equal to 620	94,119	—	46,981	854
Other internal credit metrics (2, 3, 4)	—	14,418	39,407	1,032
Total credit card and other consumer	$102,291	$14,418	$89,713	$2,688

(1)	96 percent of the other consumer portfolio was associated with portfolios from certain consumer finance businesses that the Corporation previously exited.

(2)	Other internal credit metrics may include delinquency status, geography or other factors.

(3)
Direct/indirect consumer includes $31.1 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $6.0 billion of loans the Corporation no longer originates.

(4)
Non-U.S. credit card represents the select European countries’ credit card portfolios which are evaluated using internal credit metrics, including delinquency status. At December 31, 2011, 96 percent of this portfolio was current or less than 30 days past due, two percent was 30-89 days past due and two percent was 90 days or more past due.

Commercial - Credit Quality Indicators (1)

	December 31, 2011
(Dollars in millions)	U.S. Commercial	Commercial Real Estate	Commercial Lease Financing	Non-U.S. Commercial	U.S. Small Business Commercial (2)
Risk Ratings
Pass rated	$169,599	$28,602	$20,850	$53,945	$2,392
Reservable criticized	10,349	10,994	1,139	1,473	836
Refreshed FICO score (3)
Less than 620					562
Greater than or equal to 620					4,674
Other internal credit metrics (3, 4)					4,787
Total commercial credit	$179,948	$39,596	$21,989	$55,418	$13,251

(1)	Excludes $6.6 billion of loans accounted for under the fair value option.

(2)
U.S. small business commercial includes $491 million of criticized business card and small business loans which are evaluated using FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2011, 97 percent of the balances where internal credit metrics are used were current or less than 30 days past due.

(3)	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.

(4)	Other internal credit metrics may include delinquency status, application scores, geography or other factors.

Home Loans - Credit Quality Indicators

	December 31, 2010
(Dollars in millions)	Core Portfolio Residential Mortgage (1)	Legacy Assets & Servicing Residential Mortgage (1)	Countrywide Residential Mortgage PCI	Core Portfolio Home Equity (1)	Legacy Assets & Servicing Home Equity (1)	Countrywide Hone Equity PCI	Legacy Assets & Servicing Discontinued Real Estate (1)		Countrywide Discontinued Real Estate PCI
Refreshed LTV (2)
Less than 90 percent	$95,874	$21,357	$3,710	$51,555	$22,125	$2,313	$1,033		$6,713
Greater than 90 percent but less than 100 percent	11,581	8,234	1,664	7,534	6,504	1,215	155		1,319
Greater than 100 percent	14,047	29,043	5,218	12,430	25,243	9,062	268		3,620
Fully-insured loans (3)	45,425	21,820	—	—	—	—	—		—
Total home loans	$166,927	$80,454	$10,592	$71,519	$53,872	$12,590	$1,456	—	$11,652
Refreshed FICO score
Less than 620	$5,193	$22,126	$4,016	$3,932	$11,562	$3,206	$663		$7,168
Greater than or equal to 620	116,309	36,508	6,576	67,587	42,310	9,384	793		4,484
Fully-insured loans (3)	45,425	21,820	—	—	—	—	—		—
Total home loans	$166,927	$80,454	$10,592	$71,519	$53,872	$12,590	$1,456	—	$11,652

(1)	Excludes Countrywide PCI loans.

(2)	Refreshed LTV percentages for PCI loans are calculated using the carrying value gross of the related valuation allowance.

(3)	Credit quality indicators are not reported for fully-insured loans as principal repayment is insured.

Credit Card and Other Consumer - Credit Quality Indicators

	December 31, 2010
(Dollars in millions)	U.S. Credit Card	Non-U.S. Credit Card	Direct/Indirect Consumer	Other Consumer (1)
Refreshed FICO score
Less than 620	$14,159	$631	$6,748	$979
Greater than or equal to 620	99,626	7,528	48,209	961
Other internal credit metrics (2, 3, 4)	—	19,306	35,351	890
Total credit card and other consumer	$113,785	$27,465	$90,308	$2,830

(1)	96 percent of the other consumer portfolio was associated with portfolios from certain consumer finance businesses that the Corporation previously exited.

(2)	Other internal credit metrics may include delinquency status, geography or other factors.

(3)
Direct/indirect consumer includes $24.0 billion of securities-based lending which is overcollateralized and therefore has minimal credit risk and $7.4 billion of loans the Corporation no longer originates.

(4)
Non-U.S. credit card represents the select European countries’ credit card portfolios and a portion of the Canadian credit card portfolio which are evaluated using internal credit metrics, including delinquency status. At December 31, 2010, 95 percent of this portfolio was current or less than 30 days past due, three percent was 30-89 days past due and two percent was 90 days past due or more.

Commercial - Credit Quality Indicators (1)

	December 31, 2010
(Dollars in millions)	U.S. Commercial	Commercial Real Estate	Commercial Lease Financing	Non-U.S. Commercial	U.S. Small Business Commercial (2)
Risk Ratings
Pass rated	$160,154	$29,757	$20,754	$30,180	$3,139
Reservable criticized	15,432	19,636	1,188	1,849	988
Refreshed FICO score (3)
Less than 620					888
Greater than or equal to 620					5,083
Other internal credit metrics (3, 4)					4,621
Total commercial credit	$175,586	$49,393	$21,942	$32,029	$14,719

(1)	Includes $204 million of PCI loans in the commercial portfolio segment and excludes $3.3 billion of loans accounted for under the fair value option.

(2)
U.S. small business commercial includes $690 million of criticized business card and small business loans which are evaluated using FICO scores or internal credit metrics, including delinquency status, rather than risk ratings. At December 31, 2010, 95 percent of the balances where internal credit metrics are used were current or less than 30 days past due.

(3)	Refreshed FICO score and other internal credit metrics are applicable only to the U.S. small business commercial portfolio.

(4)	Other internal credit metrics may include delinquency status, application scores, geography or other factors.

Impaired Financing Receivables [Table Text Block]

The table below presents impaired loans in the Corporation’s home loans portfolio segment at December 31, 2011 and 2010. The impaired home loans table below includes primarily loans managed by Legacy Assets & Servicing. Certain impaired home loans do not have a related allowance as the current valuation of these impaired loans exceeded the carrying value.

Impaired Loans – Home Loans

	December 31, 2011			2011
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Related Allowance	Average Carrying Value	Interest Income Recognized (1)
With no recorded allowance
Residential mortgage	$10,907	$8,168	n/a	$6,285	$233
Home equity	1,747	479	n/a	442	23
Discontinued real estate	421	240	n/a	222	8
With an allowance recorded
Residential mortgage	$12,296	$11,119	$1,295	$9,379	$319
Home equity	1,551	1,297	622	1,357	34
Discontinued real estate	213	159	29	173	6
Total
Residential mortgage	$23,203	$19,287	$1,295	$15,664	$552
Home equity	3,298	1,776	622	1,799	57
Discontinued real estate	634	399	29	395	14

	December 31, 2010			2010
With no recorded allowance
Residential mortgage	$5,493	$4,382	n/a	$4,429	$184
Home equity	1,411	437	n/a	493	21
Discontinued real estate	361	218	n/a	219	8
With an allowance recorded
Residential mortgage	$8,593	$7,406	$1,154	$5,226	$196
Home equity	1,521	1,284	676	1,509	23
Discontinued real estate	247	177	41	170	7
Total
Residential mortgage	$14,086	$11,788	$1,154	$9,655	$380
Home equity	2,932	1,721	676	2,002	44
Discontinued real estate	608	395	41	389	15

(1)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the ultimate collectability of principal is not uncertain.

n/a = not applicable

Accretable Yield Activity [Table Text Block]
The table below shows activity for the accretable yield on Countrywide consumer PCI loans. The $912 million reclassification from nonaccretable difference during 2011 is primarily due to an increase in the expected life of the PCI loans. The reclassification did not increase the annual yield but, as a result of estimated slower prepayment speeds, added additional interest periods to the expected cash flows.

Rollforward of Accretable Yield

(Dollars in millions)
Accretable yield, January 1, 2010	$7,317
Accretion	(1,704)
Disposals/transfers	(124)
Reclassifications to nonaccretable difference	(8)
Accretable yield, December 31, 2010	5,481
Accretion	(1,285)
Disposals/transfers	(118)
Reclassifications from nonaccretable difference	912
Accretable yield, December 31, 2011	$4,990

Residential Mortgage [Member]
Loans and Leases Receivable, Net of Deferred Income [Abstract]
Remaining Unpaid Principal Balance, Carrying Amount And Excluding Valuation Reserve [Table Text Block]
The table below presents the December 31, 2011 unpaid principal balance, carrying value, and average pre- and post-modification interest rates of home loans that were modified in TDRs during 2011, along with net charge-offs that were recorded during 2011. The table below consists primarily of TDRs managed by Legacy Assets & Servicing.

Home Loans - TDRs Entered into During 2011

	December 31, 2011		2011
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Pre-modification Interest Rate	Post-modification Interest Rate	Net Charge-offs
Residential mortgage	$10,293	$8,872	6.03%	5.28%	$188
Home equity	899	480	7.05	5.79	184
Discontinued real estate	89	59	7.42	5.94	3
Total	$11,281	$9,411	6.12	5.33	$375

Summary of Troubled Debt Restructuring Note, Debtor [Table Text Block]
The table below presents the December 31, 2011 carrying value for home loans which were modified in a TDR during 2011. The table below consists primarily of TDRs managed by Legacy Assets & Servicing.

Home Loans - Modification Programs

	TDRs Entered into During 2011
(Dollars in millions)	Residential Mortgage	Home Equity	Discontinued Real Estate	Total Carrying Value
Modifications under government programs
Contractual interest rate reduction	$969	$181	$9	$1,159
Principal and/or interest forbearance	179	36	2	217
Other modifications (1)	18	3	—	21
Total modifications under government programs	1,166	220	11	1,397

Modifications under proprietary programs
Contractual interest rate reduction	3,441	83	20	3,544
Capitalization of past due amounts	381	1	2	384
Principal and/or interest forbearance	845	47	7	899
Other modifications (1)	405	33	1	439
Total modifications under proprietary programs	5,072	164	30	5,266
Trial modifications (2)	2,634	96	18	2,748
Total modifications	$8,872	$480	$59	$9,411

(1)	Includes other modifications such as term or payment extensions and repayment plans.

(2)	Includes $187 million of trial modifications that were considered TDRs prior to the application of new accounting guidance that was effective in 2011.

Schedule of Troubled Debt Restructurings Modified
The table below presents the carrying value of loans that entered into payment default during 2011 and that were modified in a TDR during the 12 months preceding payment default. A payment default for home loan TDRs is recognized when a borrower has missed three monthly payments (not necessarily consecutively) since modification. Payment default on trial modification where the borrower has not yet met the terms of the agreement are included in the table below if the borrower is 90 days or more past due three months after the offer to modify is made.

Home Loans - Payment Default

	2011
(Dollars in millions)	Residential Mortgage	Home Equity	Discontinued Real Estate	Total Carrying Value
Modifications under government programs	$348	$1	$2	$351
Modifications under proprietary programs	2,068	42	11	2,121
Trial modifications	1,011	15	5	1,031
Total modifications	$3,427	$58	$18	$3,503

Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Net of Deferred Income [Abstract]
Remaining Unpaid Principal Balance, Carrying Amount And Excluding Valuation Reserve [Table Text Block]
The table below provides information on the Corporation’s primary modification programs for the renegotiated TDR portfolio at December 31, 2011 and 2010.

Credit Card and Other Consumer – Renegotiated TDR Portfolio by Program Type

	Internal Programs		External Programs		Other (1)		Total		Percent of Balances Current or Less Than 30 Days Past Due
	December 31		December 31		December 31		December 31		December 31
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
U.S. credit card	$3,788	$6,592	$1,436	$1,927	$81	$247	$5,305	$8,766	78.97%	77.66%
Non-U.S. credit card	218	282	113	176	266	339	597	797	54.02	58.86
Direct/Indirect consumer	784	1,222	392	531	22	105	1,198	1,858	80.01	78.81
Total renegotiated TDR loans	$4,790	$8,096	$1,941	$2,634	$369	$691	$7,100	$11,421	77.05	76.51

(1)	Other programs include ineligible U.K. credit card and other consumer loans.

Impaired Financing Receivables [Table Text Block]
The table below provides information on the Corporation’s renegotiated TDR portfolio. At December 31, 2011 and 2010, the renegotiated TDR portfolio was considered impaired and had a related allowance as shown in the table below.

Impaired Loans – Credit Card and Other Consumer – Renegotiated TDRs

	December 31, 2011			2011
(Dollars in millions)	Unpaid Principal Balance	Carrying Value (1)	Related Allowance	Average Carrying Value	Interest Income Recognized (2)
With an allowance recorded
U.S. credit card	$5,272	$5,305	$1,570	$7,211	$433
Non-U.S. credit card	588	597	435	759	6
Direct/Indirect consumer	1,193	1,198	405	1,582	85

	December 31, 2010			2010
With an allowance recorded
U.S. credit card	$8,680	$8,766	$3,458	$10,549	$621
Non-U.S. credit card	778	797	506	973	21
Direct/Indirect consumer	1,846	1,858	822	2,126	111

(1)	Includes accrued interest and fees.

(2)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the ultimate collectability of principal is not uncertain.

Schedule of Renegotiated Troubled Debt Restructurings Primary Modifications
The table below provides information on the Corporation’s primary modification programs for the renegotiated TDR portfolio for loans that were modified in TDRs during 2011.

Credit Card and Other Consumer – Renegotiated TDRs by Program Type

	Renegotiated TDRs Entered into During 2011
	December 31, 2011
(Dollars in millions)	Internal Programs	External Programs	Other	Total
U.S. credit card	$492	$407	$3	$902
Non-U.S. credit card	163	158	1	322
Direct/Indirect consumer	112	87	—	199
Total renegotiated TDR loans	$767	$652	$4	$1,423

Renegotiated Troubled Debt Restructurings By Program Type [Table Text Block]
The table below provides information on the Corporation’s renegotiated TDR portfolio including the unpaid principal balance and carrying value of loans that were modified in TDRs during 2011, along with charge-offs that were recorded during 2011. The table also presents the average pre- and post-modification interest rate.

Credit Card and Other Consumer – Renegotiated TDRs Entered into During 2011

	December 31, 2011		2011
(Dollars in millions)	Unpaid Principal Balance	Carrying Value (1)	Pre-modification Interest Rate	Post-modification Interest Rate	Net Charge-offs
U.S. credit card	$890	$902	19.04%	6.16%	$44
Non-U.S. credit card	305	322	26.32	1.04	126
Direct/Indirect consumer	198	199	15.63	5.22	10
Total	$1,393	$1,423	20.20	4.87	$180

(1)	Includes accrued interest and fees.

Commercial Portfolio Segment [Member]
Loans and Leases Receivable, Net of Deferred Income [Abstract]
Remaining Unpaid Principal Balance, Carrying Amount And Excluding Valuation Reserve [Table Text Block]
e

The Commercial table below presents the December 31, 2011 unpaid principal balance and carrying value of commercial loans that were modified as TDRs during 2011, along with charge-offs that were recorded during 2011. As a result of the retrospective application of new accounting guidance on TDRs, the Corporation classified as TDRs $1.1 billion of commercial loan modifications. See Note 1 – Summary of Significant Accounting Principles for additional information.

Commercial - TDRs Entered into During 2011

	December 31, 2011		2011
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Net Charge-offs
U.S. commercial	$1,381	$1,211	$74
Commercial real estate	1,604	1,333	152
Non-U.S. commercial	44	44	—
U.S. small business commercial	58	59	10
Total	$3,087	$2,647	$236

Impaired Financing Receivables [Table Text Block]
The table below presents impaired loans in the Corporation’s commercial loan portfolio at December 31, 2011 and 2010. Certain impaired commercial loans do not have a related allowance as the valuation of these impaired loans exceeded the carrying value, which is net of previously recorded charge-offs.

Impaired Loans – Commercial

	December 31, 2011			2011
(Dollars in millions)	Unpaid Principal Balance	Carrying Value	Related Allowance	Average Carrying Value	Interest Income Recognized (1)
With no recorded allowance
U.S. commercial	$1,482	$985	n/a	$774	$7
Commercial real estate	2,587	2,095	n/a	1,994	7
Non-U.S. commercial	216	101	n/a	101	—
U.S. small business commercial (2)	—	—	n/a	—	—
With an allowance recorded
U.S. commercial	$2,654	$1,987	$232	$2,422	$13
Commercial real estate	3,329	2,384	135	3,309	19
Non-U.S. commercial	308	58	6	76	3
U.S. small business commercial (2)	531	503	172	666	23
Total
U.S. commercial	$4,136	$2,972	$232	$3,196	$20
Commercial real estate	5,916	4,479	135	5,303	26
Non-U.S. commercial	524	159	6	177	3
U.S. small business commercial (2)	531	503	172	666	23

	December 31, 2010			2010
With no recorded allowance
U.S. commercial	$968	$441	n/a	$547	$3
Commercial real estate	2,655	1,771	n/a	1,736	8
Non-U.S. commercial	46	28	n/a	9	—
U.S. small business commercial (2)	—	—	n/a	—	—
With an allowance recorded
U.S. commercial	$3,891	$3,193	$336	$3,389	$36
Commercial real estate	5,682	4,103	208	4,813	29
Non-U.S. commercial	572	217	91	190	—
U.S. small business commercial (2)	935	892	445	1,028	34
Total
U.S. commercial	$4,859	$3,634	$336	$3,936	$39
Commercial real estate	8,337	5,874	208	6,549	37
Non-U.S. commercial	618	245	91	199	—
U.S. small business commercial (2)	935	892	445	1,028	34

(1)
Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the ultimate collectability of principal is not uncertain.

(2)	Includes U.S. small business commercial renegotiated TDR loans and related allowance.
n/a = not applicable